Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment
	September 30, 2021	December 31, 2020
Machinery and equipment	$161	$134
Construction in progress	3,197	511
Total property and equipment	3,358	645
Less: accumulated depreciation	(57)	(36)
	$3,301	$609

	December 31,
	2020	2019
Machinery and equipment	$134	$117
Construction in progress	511	—
Total property and equipment	645	117
Less: accumulated depreciation	(36)	(13)
	$609	$104